Other Non-Current Assets - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Non Current Assets [line items]
Other receivables	£ 150	£ 141
Financial assets	14,828	12,402
Other Non Current Receivables [member]
Disclosure Of Other Non Current Assets [line items]
Financial assets	88	89
Other Non Current Receivables [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure Of Other Non Current Assets [line items]
Financial assets	44	41
Other Non Current Receivables [member] | Remaining Balance [member]
Disclosure Of Other Non Current Assets [line items]
Financial assets	£ 44	£ 48